UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	June 30, 2003
Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Kilkenny Capital Management, L.L.C.
Address:	311 South Wacker Drive, Suite 6350
		Chicago, IL  60606

Form 13F File Number:	28-06279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Elizabeth R. Foster
Title:	Partner
Phone:	312-913-1250

Signature, Place and Date of Signing:

/s/ Elizabeth R. Foster 	Chicago, IL		August 13, 2003
[Signature]			[City, State]		[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:		124,610 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1)	Form 13F File Number:  28-10471
	Name:  Advantage Advisers LLC

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					TITLE		VALUE			INV	OTHER		VOTING AUTH
	NAME OF ISSUER     	OF CLASS 	CUSIP	(X1000)		SHARES	DISC	MGR	SOLE	SHARED	NONE

	ALEXION PHARMACEUTICALS INC	Common	015351109	10380	608787	SH	SOLE		608787
	ALEXION PHARMACEUTICALS INC	Common	015351109	1746	102400	SH	OTHER	1		102400
	ALLERGAN INC	Common	018490102	2429	31500	SH	SOLE		31500
	ALLERGAN INC	Common	018490102	463	6000	SH	OTHER	1		6000
	AMERICAN PHARMACEUTICALS PTN	Common	02886P109	1292	38100	SH	SOLE		38100
	AMERICAN PHARMACEUTICALS PTN	Common	02886P109	234	6900	SH	OTHER	1		6900
	ARADIGM CORP	Common	038505103	843	468300	SH	SOLE		468300
	ATRIX LABS INC	Common	04962L101	297	13500	SH	SOLE		13500
	ATRIX LABS INC	Common	04962L101	53	2400	SH	OTHER	1		2400
	AXONYX INC	Common	05461R101	749	309700	SH	SOLE		309700
	AXONYX INC	Common	05461R101	2	800	SH	OTHER	1		800
	BARR LABS INC	Common	068306109	10539	160900	SH	SOLE		160900
	BARR LABS INC	Common	068306109	2234	34100	SH	OTHER	1		34100
	BIOGEN INC	Common	090597105	5423	142700	SH	SOLE		142700
	BIOGEN INC	Common	090597105	931	24500	SH	OTHER	1		24500
	CELL GENESYS INC	Common	150921104	1309	151600	SH	SOLE		151600
	CELL GENESYS INC	Common	150921104	53	6100	SH	OTHER	1		6100
	GIVEN IMAGING	Common	M52020100	927	109717	SH	SOLE		109717
	GIVEN IMAGING	Common	M52020100	185	21900	SH	OTHER	1		21900
	GUILFORD PHARMACEUTICALS INC	Common	401829106	368	80900	SH	SOLE		80900
	GUILFORD PHARMACEUTICALS INC	Common	401829106	69	15300	SH	OTHER	1		15300
	ICN PHARMACEUTICALS INC NEW	Common	448924100	6759	403200	SH	SOLE		403200
	ICN PHARMACEUTICALS INC NEW	Common	448924100	788	47000	SH	OTHER	1		47000
	ILEX ONCOLOGY INC	Common	451923106	11631	599251	SH	SOLE		599251
	ILEX ONCOLOGY INC	Common	451923106	2028	104500	SH	OTHER	1		104500
	KING PHARMACEUTICALS INC	Common	495582108	9546	646800	SH	SOLE		646800
	KING PHARMACEUTICALS INC	Common	495582108	2012	136300	SH	OTHER	1		136300
	LIFECELL CORP	Common	531927101	5206	1020650	SH	SOLE		1020650
	LIFECELL CORP	Common	531927101	579	113500	SH	OTHER	1		113500
	NAPRO BIOTHERAPUTICS INC	Common	630795102	93	61475	SH	SOLE		61475
	NORTHFIELD LABS INC	Common	666135108	569	74000	SH	SOLE		74000
	NOVEN PHARMACEUTICALS INC	Common	670009109	1677	163800	SH	SOLE		163800
	NOVEN PHARMACEUTICALS INC	Common	670009109	319	31200	SH	OTHER	1		31200
	ORTEC INTERNATIONAL, INC	Common	687498405	1	330	SH	OTHER	1		330
	PFIZER INC	Common	717081103	6210	181860	SH	SOLE		181860
	PFIZER INC	Common	717081103	913	26740	SH	OTHER	1		26740
	RIBAPHARM INC	Common	762537108	3037	470900	SH	SOLE		470900
	RIBAPHARM INC	Common	762537108	413	64100	SH	OTHER	1		64100
	SANGSTAT MED CORP	Common	801003104	8811	673100	SH	SOLE		673100
	SANGSTAT MED CORP	Common	801003104	1397	106700	SH	OTHER	1		106700
	SAVIENT PHARMACEUTICALS	Common	80517Q100	1624	349900	SH	OTHER	1		349900
	SERONO S A	ADR	81752M101	6314	433600	SH	SOLE		433600
	SERONO S A	ADR	81752M101	1213	83300	SH	OTHER	1		83300
	UNITED THERAPEUTICS CORP DEL	Common	91307C102	10975	503900	SH	SOLE		503900
	UNITED THERAPEUTICS CORP DEL	Common	91307C102	1969	90400	SH	OTHER	1		90400

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